NEW ALTERNATIVES FUND, INC.
                           ---------------------------

 SUPPLEMENT DATED JULY 12, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED
                                 APRIL 30, 2007.

 This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

         EFFECTIVE JULY 1, 2007, JOSEPH A. DON ANGELO, CPA HAS BEEN ELECTED AS CHIEF COMPLIANCE OFFICER OF NEW ALTERNATIVES FUND, INC. (THE "FUND"). THE FOLLOWING TABLE REPLACES THE "INTERESTED DIRECTORS" TABLE INCLUDED IN THE SUB-HEADING "DIRECTORS AND OFFICERS" UNDER THE HEADING "MANAGEMENT OF THE FUND" FOUND ON PAGE 4 OF THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                                                NUMBER OF
                                                TERM OF                                        PORTFOLIOS
                                               OFFICE AND                                        IN FUND             OTHER
                                               LENGTH OF                                         COMPLEX         DIRECTORSHIPS
NAME, ADDRESS           POSITION(S) HELD          TIME      PRINCIPAL OCCUPATION(S) DURING    TO BE OVERSEEN        HELD BY
AND BIRTH DATE           WITH THE FUND          SERVED(1)        THE PAST FIVE YEARS          BY DIRECTOR(2)      DIRECTOR(3)
--------------           -------------         ----------        -------------------          --------------      -----------
INTERESTED DIRECTORS
AND OFFICERS

Maurice L. Schoenwald*   Founder, Director,   1982 to Present   Founder, Secretary and Vice         1                None
DOB: 3/30/1920            Chairman of the                       President, Accrued
                           Board, Vice                          Equities, Inc.**
                          President and
                            Secretary


David J. Schoenwald*     Founder, Director,   1982 to Present   President, Accrued                 1                 None
DOB: 9/2/1949              President and                        Equities, Inc.**
                             Treasurer


Joseph A. Don Angelo      Chief Compliance    2007 to Present   Accountant and Owner, Don Angelo   1                 N/A
DOB: 7/12/1948                Officer                           and Associates, CPAs P.C.
                                                                (1984-Present)


         THE FIFTH PARAGRAPH INCLUDED IN THE SUB-HEADING "OTHER SERVICES" UNDER THE HEADING "INVESTMENT ADVISER AND OTHER SERVICES" FOUND ON PAGE 10 OF THE STATEMENT OF ADDITIONAL INFORMATION IS DELETED AND REPLACED WITH THE FOLLOWING:

         OUTSIDE LEGAL COUNSEL. Montgomery, McCracken, Walker & Rhoads, LLP, 123 South Broad Street, Philadelphia, PA 19109.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE